Cover Non-Printing	Jan. 29, 2020
Cover page.
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Registrant Name	Ingersoll-Rand plc
Entity Address, Postal Zip Code	00000